Marketable Securities (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Marketable Securities
Balance, Beginning	$ 855	$ 855	$ 1,300
Fair Value Of Marketable Securities Received From Option On Mineral Property Interests		1,192	356
Disposition Of Marketable Securities At Fair Value		(159)	(325)
Change In Fair Value Of Marketable Securities		(364)	(425)
Foreign Currency Translation Adjustment		10	(51)
Balance, Ending	$ 1,534	$ 1,534	$ 855